Share-Based Payments - Textual (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value per share (in dollars per share)	$ 11.55	$ 15.11	$ 11.41
Unrecognized compensation cost	$ 1.1
Intrinsic value of stock options exercised	$ 9.1	$ 4.2	$ 2.4
2008 Amended and Restated Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant under the Plan (shares)	9,000,000	9,000,000	9,000,000
2016 Omnibus Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant under the Plan (shares)	14,000,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Vesting period	3 years
Share-based compensation expense	$ 1.6	$ 1.6	$ 1.9
Weighted-average recognition period for unrecognized compensation cost	26 months
Employment Based SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during the period (shares)	122,976
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 5.8	$ 3.5
Weighted-average recognition period for unrecognized compensation cost	63 months
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 11.4
Weighted-average fair value per share of awards granted (in dollars per share)	$ 84.33	$ 64.09
Outstanding awards (shares)	252,100
Performance and Employment Based SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during the period (shares)	129,124
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 18.7	$ 19.5	$ 20.8
Weighted-average recognition period for unrecognized compensation cost	21 months
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 18.6
Weighted-average fair value per share of awards granted (in dollars per share)	$ 33.56	$ 27.86	$ 23.94
Fair value of vested shares	$ 24.3	$ 41.0	$ 25.9
Awards issued during period (shares)	542,000
Non-employee Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value per share of awards granted (in dollars per share)	$ 40.75	$ 42.46	$ 33.02
Outstanding awards (shares)	434,134
Awards issued during period (shares)	32,031	30,744	36,350
Compensation expense recognized	$ 1.3	$ 1.3	$ 1.2
Unrecognized compensation cost	$ 0.0
Non-employee Directors [Member] | Dividend Equivalent, RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards issued during period (shares)	10,248	7,645	8,149